LEASE AND OTHER RECEIVABLES, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
LEASE AND OTHER RECEIVABLES, NET

8. LEASE AND OTHER RECEIVABLES, NET

As of June 30, 2024 and December 31, 2023, lease and other receivables, net were as follows:

	June 30, 2024	December 31, 2023

Lease receivables, net	$2,472,738	$2,703,760
Tenant notes receivables - short term, net	850,406	804,749
Others	61,683	49,479
Sub-total	3,384,827	3,557,988
Tenant notes receivable - long term, net	5,565,780	6,002,315
Lease and other receivables, net	$8,950,607	$9,560,303

The expected credit loss allowance provision for lease receivables and tenant notes receivables as of June 30, 2024 and June 30, 2023 reconciled to the opening loss allowance for that provision as follows:

	June 30, 2024			June 30, 2023
	Lease Receivables	Tenants Notes Receivables	Total	Lease Receivables	Tenants Notes Receivables	Total

Beginning balance	$831,805	$114,201	$946,006	$2,646,337	$126,640	$2,772,977
Adjustments in loan loss allowance recognized in profit or loss during the period	30,640	(6,559)	24,081	(99,377)	(399)	(99,776)
Receivables written-off during the period as uncollectible	—	—	—	(1,733,404)	(5,734)	(1,739,138)
Ending balance	$862,445	$107,642	$970,087	$813,556	$120,507	$934,063

Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
LEASE AND OTHER RECEIVABLES, NET

9. LEASE AND OTHER RECEIVABLES, NET

As of December 31, 2023, and 2022, lease and other receivables, net were as follows:

		2023	2022

(a)	Lease receivables, net	$2,703,760	$1,644,555
(b)	Tenant notes receivables - short term, net	804,749	751,908
	Others	49,479	120,062
	Sub-total	3,557,988	2,516,525
	Tenant notes receivable - long term, net	6,002,315	6,796,584
	Lease and other receivables, net	$9,560,303	$9,313,109

(a)	Lease Receivables - The average credit period on rents is 30 days. No interest is charged on outstanding lease receivables.

The Group always measures the expected credit loss for lease receivables, net of cash security deposits, at an amount equal to lifetime ECL. The expected credit losses on lease receivables are estimated using a provision matrix by reference to past default experience of the debtor, default trend report from third-party reputable credit rating agency (i.e., Moody’s), and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date.

To measure the expected credit losses, lease receivables have been grouped based on shared credit risk characteristics and the days past due. The Group adopts a two-part reserve method: 1) with a specific reserve at 100% against all lease receivables from tenant who has shown indicators of severe financial difficulty, such as consecutive months of rent non-payment, or if the tenant is undergoing liquidation or bankruptcy proceedings. 2) with a general reserve recognizing expected credit loss allowance of 100% against all lease receivables over 90 days outstanding and percentage reflecting Moody’s average one-year default rate for all companies against lease receivables that are less than 90 days outstanding, net of cash security deposits. The lifetime ECL is calculated as gross carrying amount net of security deposit and multiply by loss rate described above. None of the lease receivables that have been written off is subject to enforcement activities.

The gross carrying amount and loss allowance provision for lease receivables was as follows as of December 31, 2023 and 2022:

	2023	2022
Gross carrying amount	$3,535,565	$4,290,892
Loss allowance provision	(831,805)	(2,646,337)
Lease receivables, net	$2,703,760	$1,644,555

(b)	Tenant Notes Receivables - The Group finances some of its specific tenant improvements that customers request. As of December 31, 2023, loans outstanding to tenants bear weighted average annual interest rate of 10.7% and had a weighted average remaining loan term of 7.2 years.

As of December 31, 2022, loans outstanding to tenants bears a weighted average annual interest rate of 10.7% and have a weighted average remaining loan term of 8.1 years.

The Group always measures the expected credit loss allowance for tenant notes receivables at an amount equal to 12-month ECL. The expected 12-month ECL on tenant notes receivables are estimated using the probability of default approach, which is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward looking information. As for the exposure at default, for financial assets, this is represented by the gross carrying amount at the reporting date. None of the tenant notes have exhibited a significant increase in credit risk.

The gross carrying amount and loss allowance provision for tenant notes receivables as of December 31, 2023 and 2022 was as follows:

	2023	2022
Gross carrying amount - short term	$818,250	$764,523
Loss allowance provision - short term	(13,501)	(12,615)
Tenant notes receivables - short term, net	$804,749	$751,908
Gross carrying amount - long term	6,103,015	6,910,609
Loss allowance provision - long term	(100,700)	(114,025)
Tenant notes receivables - long term, net	$6,002,315	$6,796,584

The expected credit loss allowance provision for lease receivables and tenant notes receivables as of December 31, 2023, 2022 and 2021 reconciled to the opening loss allowance for that provision as follows:

	2023
	Lease Receivables	Tenants Notes Receivables	Total

Beginning balance	$2,646,337	$126,640	$2,772,977
Adjustments in loan loss allowance recognized in profit or loss during the year	(81,017)	(6,706)	(87,723)
Receivables written-off during the year as uncollectible	(1,733,515)	(5,733)	(1,739,248)
Ending balance	$831,805	$114,201	$946,006

	2022
	Lease Receivables	Tenants Notes Receivables	Total

Beginning balance	$1,294,649	$62,089	$1,356,738
Adjustments in loan loss allowance recognized in profit or loss during the year	1,406,439	64,551	1,470,990
Receivables written-off during the year as uncollectible	(54,751)	—	(54,751)
Ending balance	$2,646,337	$126,640	$2,772,977

	2021
	Lease Receivables	Tenants Notes Receivables	Total

Beginning balance	$243,245	$51,360	$294,605
Adjustments in loan loss allowance recognized in profit or loss during the year	1,051,404	10,729	1,062,133
Receivables written-off during the year as uncollectible	—	—	—
Ending balance	$1,294,649	$62,089	$1,356,738